Business Combination - Summary of Shares of Common Stock Issued (Details) - shares	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Total shares of Common Stock outstanding immediately following the Business Combination (in shares)	90,121,794		54,647,656
POINT Biopharma Inc
Business Acquisition [Line Items]
RACA Class A and Class B shares outstanding prior to the Business Combination (in shares)		16,039,769
Class A shares issued pursuant to the PIPE Financing (in shares)		16,500,000
Common Stock issued upon conversion of RACA Class A Common Stock and Class B Common Stock and PIPE Financing shares (in shares)	32,539,769	32,539,769
Common Stock issued upon conversion of POINT Biopharma Inc. common shares (in shares)		57,582,025
Total shares of Common Stock outstanding immediately following the Business Combination (in shares)		90,121,794